UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10253
                                                     ---------------------

               Nuveen New York Dividend Advantage Municipal Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT March 31, 2004


                                            NUVEEN NEW YORK MUNICIPAL VALUE FUND
                                                                             NNY

                                 NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND
                                                                             NNP

                               NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAN

                             NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NXK

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
        NUVEEN FUND REPORT
            ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.


Dear
  SHAREHOLDER

I am very pleased to report that for the period ended March 31, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income always is welcome, many of you may have begun to wonder whether interest rates will rise, and whether that possibility should cause you to adjust your holdings of tax-free municipal bond investments. We believe that these are questions that should be thought through with a clear focus on your long-term financial goals and not on day-to-day market movements. By maintaining a carefully balanced portfolio with the help of a trusted investment professional, you may be able to reduce your overall investment risk over the long-term, and give yourself a better chance to meet your ultimate financial goals.

As you read through this report, please don't skip the inside front cover. I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 15, 2004

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NNY, NNP, NAN, NXK)

Portfolio Manager's
                COMMENTS


Portfolio manager Paul Brennan reviews national and state economic and market conditions, key investment strategies, and the six-month performance of these four Nuveen New York Funds. With thirteen years of investment experience, including seven at Nuveen, Paul has managed NNY, NNP, and NAN since 1999, adding NXK at its inception in 2001.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SEMIANNUAL REPORTING PERIOD ENDED MARCH 31, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, little movement in the reported rate of inflation, and growing evidence of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur gross domestic product (GDP) growth of 4.2% (annualized) in the first quarter of 2004, following a 3.1% rise in 2003. Over the six-month reporting period, inflation remained under control with the core CPI averaging 1.2%.

In this generally favorable environment, many municipal bonds performed well during the six months ended March 31, 2004. Although, municipal supply nationally in 2003 reached $382.7 billion, issuance slowed somewhat during the latter part of the year. Tighter supply continued into the first two months of 2004 before issuance picked up significantly in March. Over the entire six-month reporting period ended March 2004, the supply of new bonds was down 10%, or $19 billion, compared with the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

New York continued to recover from financial problems triggered by the national economic downturn and deepened by the terrorist attacks of 2001. Although increased Wall Street activity and a rebounding tourism industry had positive implications for the state's economy and future tax revenues, New York continued to slightly lag the national pace of recovery during this reporting period.

New York was the largest issuer in the nation during the first three months of 2004, with $11 billion in new paper. Over the six-month reporting period ended March 31, 2004, state issuance totaled $23 billion, up 10% over the preceding six months. In February 2004, Standard & Poor's (S&P) reconfirmed its rating of New York's general obligation debt at AA with a negative outlook, while Moody's and Fitch maintained their ratings of A2 with a stable outlook and AA-, respectively. As of March 31, 2004, New York City was rated A2/A/A+ by Moody's, S&P and Fitch, respectively, with all three rating agencies returning their outlooks for the city to stable from negative over the past year.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED MARCH 31, 2004?

Over this reporting period, our major focus continued to be careful management of the Funds' durations1 as a way to mitigate some of the interest rate risk inherent in each Fund's portfolio and better position each Fund to produce more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Overall, we were able to shorten the durations of all of these Funds over the course of the six-month period.


1 Duration is a measure of a fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. With the exception of NNY, which is unleveraged, references to duration in this commentary are intended to indicate fund duration unless otherwise noted.

As mentioned earlier, municipal supply in New York remained strong. We participated in some of the larger deals that came to market during this time. However, because we believed that the Funds were fairly well positioned as they entered this period, turnover was relatively low over the six months.

In keeping with our duration strategy and the steepness of the municipal bond yield curve over this period, the core of our purchase activity focused on securities in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE

For periods ended 3/31/04
(6-month returns cumulative, all others annualized)

                     6-MONTH      1-YEAR       5-YEAR       10-YEAR
===================================================================
NNY                    3.52%       5.92%       4.99%          5.40%
-------------------------------------------------------------------
NNP                    5.42%       9.25%       8.03%          7.35%
-------------------------------------------------------------------
NAN                    5.27%       9.94%          NA             NA
-------------------------------------------------------------------
NXK                    5.75%      10.96%          NA             NA
-------------------------------------------------------------------
Lehman Brothers NY
  Tax-Exempt
  Bond Index2          2.94%       5.73%       6.00%          6.91%
-------------------------------------------------------------------
Lipper NY Municipal
  Debt Funds average3  5.57%       9.00%       6.25%          6.92%
-------------------------------------------------------------------

Data represents past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended March 31, 2004, the cumulative returns of all four of the Funds in this report outperformed the return on their Lehman Brothers New York benchmark. The primary factor in the six-month performance of NNP, NAN, and NXK versus that of the unmanaged, unleveraged Lehman index was those Funds' use of leverage. This factor also influenced those six-month returns of these three Funds relative to that of NNY, the only unleveraged Fund covered in this report. While leveraging can add volatility to the Funds' net asset values (NAVs) and share prices, this strategy can also provide opportunities for additional income and total return for common shareholders during periods of low or falling interest rates, as was the case during this reporting period.

The Funds' cumulative return performances relative to one another during this period were also influenced by their durations. In general, the longer a Fund's duration, the more its value will be impacted by changes in prevailing interest rates. Over this reporting period, interest rates generally declined, which caused bond prices to rise and helped to enhance the Funds' returns. Among the Funds in this report, the best performers over this period were the ones with the longest durations as of March 31, 2004.

In addition to leverage and duration, NNY, NNP, NAN, and NXK all benefited from their holdings of lower-rated bonds, as these securities outperformed the municipal bond market as a whole over this period. At 18%, NXK had the largest allocation to BBB and non-rated bonds as of March 31, 2004. Among the lower-rated holdings making a strong contribution to these Funds' returns during this reporting period were un-enhanced tobacco bonds issued by various New York municipal entities as well as Puerto Rico and backed by revenues from the 1998 master tobacco settlement agreement. During this time, we maintained our exposure to tobacco-backed bonds at approximately 4% across these four Funds.

It is important to note that, following this reporting period, Moody's downgraded all municipal-issued tobacco securities that were not enhanced or additionally secured. As of April 2004, the New York City and Puerto Rico tobacco bonds were rated Baa3 by Moody's, while all New York county tobacco bonds were rated Ba1 (below investment-grade). Insured tobacco bonds maintained their Aaa ratings by Moody's. However, the other two major credit rating agencies -- S&P and Fitch -- did not change their ratings.

Looking at other factors that affected each Fund's performance over the reporting period, NNY, NNP, NAN and NXK benefited from their holdings of airline bonds which performed well as a whole.



2 The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper New York Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 23 funds; 1 year, 22; 5 years, 11; and 10 years, 10. Fund and Lipper returns assume reinvestment of dividends.

Some of the additional factors that impacted the Funds' performances over this semiannual reporting period included:

o Low levels of call exposure, which benefited the Funds by enabling them to avoid reinvesting proceeds from called bonds in the current low interest rate environment.

o The advance refunding of several holdings in NNY, NNP, and NAN, which enhanced prices and contributed to total returns.

o Modest weightings in both single family and multifamily housing bonds, which lessened the impact of the poor performance of the housing sector, as measured by the housing bonds in the Lehman Brothers Municipal Bond Index, over this six-month period.

o Keeping the Funds' assets fully invested in the municipal market at all times, which enabled the Funds to receive the full benefit of market gains during this period.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend capabilities of NNP, NAN, and NXK benefited from their leveraged structures over the six-months ended March 31, 2004. During this reporting period, continued low short-term rates enabled us to maintain the dividends of the three leveraged Funds: NNP, NAN, and NXK. NNP's common shareholders also received substantial capital gains and net ordinary income distribution ($0.2543 per share) at the end of December 2003. Unlike the other three Funds in this report, NNY is unleveraged, and its inability to benefit from the leveraging strategy led to a dividend cut in December 2003.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2004, all of the Funds in this report had positive UNII, except NNY which had negative UNII.

At the end of this reporting period on March 31, 2004, NNP, NAN, and NXK were trading at premiums to their common share NAVs, while NNY was trading at a discount (see charts on individual Performance Overview pages).

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was important. As of the end of March 2004, all four of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 77% in NNY and NNP, 78% in NXK and 82% in NAN.

As of March 31, 2004, potential call exposure for these Funds during 2004-2005 ranged from 1% in NXK and 2% in NAN to 7% in both NNY and NNP. The number of actual bond calls in all of the Funds will depend largely on market interest rates.

Nuveen New York Municipal Value Fund, Inc.

Performance
   OVERVIEW As of March 31, 2004

NNY


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           48%
AA                            29%
A                              5%
BBB                           12%
NR                             4%
BB or lower                    2%




FUND SNAPSHOT
--------------------------------------------------
Share Price                                  $9.42
--------------------------------------------------
Common Share Net Asset Value                $10.08
--------------------------------------------------
Premium/(Discount) to NAV                   -6.55%
--------------------------------------------------
Market Yield                                 4.52%
--------------------------------------------------
Taxable-Equivalent Yield1                    6.80%
--------------------------------------------------
Net Assets ($000)                         $152,407
--------------------------------------------------
Average Effective Maturity (Years)           20.17
--------------------------------------------------
Duration                                      5.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 10/07/87)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)           5.84%         3.52%
--------------------------------------------------
1-Year                         5.10%         5.92%
--------------------------------------------------
5-Year                         4.11%         4.99%
--------------------------------------------------
10-Year                        5.27%         5.40%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Long-Term Care                                 15%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
U.S. Guaranteed                                 8%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                        0.039
May                        0.039
Jun                        0.0375
Jul                        0.0375
Aug                        0.0375
Sep                        0.0375
Oct                        0.0375
Nov                        0.0375
Dec                        0.0355
Jan                        0.0355
Feb                        0.0355
Mar                        0.0355

Line Chart:
SHARE PRICE PERFORMANCE

4/1/03                     9.17
                           9.16
                           9.26
                           9.35
                           9.38
                           9.41
                           9.65
                           9.72
                           9.88
                           9.45
                           9.6
                           9.8
                           9.7
                           9.31
                           9.15
                           9.17
                           9
                           8.99
                           8.95
                           9.09
                           9.09
                           9.13
                           9.14
                           9.13
                           9.13
                           9.08
                           9.11
                           9.12
                           9.11
                           9.17
                           9.17
                           9.16
                           9.19
                           9.23
                           9.28
                           9.29
                           9.42
                           9.37
                           9.42
                           9.41
                           9.33
                           9.4
                           9.42
                           9.42
                           9.5
3/31/04                    9.42

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen New York Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of March 31, 2004


NNP



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           48%
AA                            29%
A                              7%
BBB                           12%
NR                             2%
BB or lower                    2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $16.86
--------------------------------------------------
Common Share Net Asset Value                $16.69
--------------------------------------------------
Premium/(Discount) to NAV                    1.02%
--------------------------------------------------
Market Yield                                 6.01%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.04%
--------------------------------------------------
Net Assets ($000)                         $249,874
--------------------------------------------------
Average Effective Maturity (Years)           18.79
--------------------------------------------------
Leverage-Adjusted Duration                    8.72
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          12.63%         5.42%
--------------------------------------------------
1-Year                        16.79%         9.25%
--------------------------------------------------
5-Year                         6.67%         8.03%
--------------------------------------------------
10-Year                        7.48%         7.35%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                        0.0825
May                        0.0825
Jun                        0.0835
Jul                        0.0835
Aug                        0.0835
Sep                        0.0845
Oct                        0.0845
Nov                        0.0845
Dec                        0.0845
Jan                        0.0845
Feb                        0.0845
Mar                        0.0845


Line Chart:
SHARE PRICE PERFORMANCE

4/1/03                     15.58
                           15.61
                           15.57
                           15.74
                           15.96
                           16.3
                           16.7
                           16.61
                           16.73
                           16.62
                           16.81
                           16.84
                           16.93
                           16.54
                           15.45
                           15.69
                           15.35
                           15.36
                           15.32
                           15.37
                           15.46
                           15.64
                           15.58
                           15.73
                           15.72
                           15.79
                           15.71
                           15.85
                           15.85
                           15.93
                           16.17
                           16.35
                           16.13
                           16.85
                           17.1
                           17.04
                           16.97
                           16.67
                           16.8
                           16.62
                           16.76
                           16.9
                           17.02
                           17.04
                           17.04
3/31/04                    17

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.2543 per share.

Nuveen New York Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of March 31, 2004


NAN



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           50%
AA                            32%
A                              6%
BBB                            8%
NR                             3%
BB or lower                    1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $16.21
--------------------------------------------------
Common Share Net Asset Value                $15.98
--------------------------------------------------
Premium/(Discount) to NAV                    1.44%
--------------------------------------------------
Market Yield                                 6.11%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.19%
--------------------------------------------------
Net Assets ($000)                         $146,900
--------------------------------------------------
Average Effective Maturity (Years)           19.20
--------------------------------------------------
Leverage-Adjusted Duration                    7.82
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          10.81%         5.27%
--------------------------------------------------
1-Year                        16.21%         9.94%
--------------------------------------------------
Since Inception                7.83%         8.45%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     23%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
U.S. Guaranteed                                 9%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                        0.08
May                        0.08
Jun                        0.081
Jul                        0.081
Aug                        0.081
Sep                        0.0825
Oct                        0.0825
Nov                        0.0825
Dec                        0.0825
Jan                        0.0825
Feb                        0.0825
Mar                        0.0825


Line Chart:
SHARE PRICE PERFORMANCE

4/1/03                     14.93
                           14.82
                           14.9
                           14.89
                           15.07
                           15.45
                           15.81
                           15.9
                           16.21
                           16.3
                           16.25
                           16.29
                           16.18
                           15.66
                           14.86
                           14.8
                           14.86
                           14.75
                           14.76
                           15
                           14.79
                           14.97
                           15.09
                           15.24
                           15.14
                           15.06
                           15.19
                           15.25
                           15.21
                           15.46
                           15.53
                           15.6
                           15.85
                           16.01
                           15.95
                           15.92
                           16.09
                           16.05
                           16.15
                           16.1
                           16.49
                           16.55
                           16.5
                           16.44
                           16.37
3/31/04                    16.42

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen New York Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of March 31, 2004


NXK



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           54%
AA                            24%
A                              3%
BBB                           15%
NR                             3%
BB or lower                    1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $15.81
--------------------------------------------------
Common Share Net Asset Value                $15.79
--------------------------------------------------
Premium/(Discount) to NAV                    0.13%
--------------------------------------------------
Market Yield                                 6.03%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.07%
--------------------------------------------------
Net Assets ($000)                         $101,958
--------------------------------------------------
Average Effective Maturity (Years)           19.76
--------------------------------------------------
Leverage-Adjusted Duration                    8.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          12.46%         5.75%
--------------------------------------------------
1-Year                        18.60%        10.96%
--------------------------------------------------
Since Inception                8.22%         9.61%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Transportation                                 10%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                        0.077
May                        0.077
Jun                        0.078
Jul                        0.078
Aug                        0.078
Sep                        0.0795
Oct                        0.0795
Nov                        0.0795
Dec                        0.0795
Jan                        0.0795
Feb                        0.0795
Mar                        0.0795


Line Chart:
SHARE PRICE PERFORMANCE

4/1/03                     14.16
                           14.06
                           14.24
                           14.34
                           14.6
                           14.95
                           14.97
                           15.28
                           15.57
                           15.35
                           15.5
                           15.45
                           15.46
                           14.78
                           14.3
                           14.3
                           14.08
                           14.16
                           14.36
                           14.5
                           14.44
                           14.59
                           14.52
                           14.46
                           14.45
                           14.64
                           14.78
                           14.96
                           14.7
                           14.97
                           14.93
                           14.99
                           14.95
                           15.12
                           15.11
                           15.38
                           15.24
                           15.08
                           15.42
                           15.51
                           15.68
                           15.62
                           15.66
                           15.76
                           15.73
3/31/04                    15.69

Weekly Closing Price
Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0486 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on December 17, 2003.
                           NNY                       NNP                            NAN                            NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                          Common and                      Common and                     Common and
                                       MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred   MuniPreferred   MuniPreferred
                                       shares voting    shares voting  shares voting  shares voting   shares voting   shares voting
                                            together         together       together       together        together        together
                     Common shares        as a class       as a class     as a class     as a class      as a class      as a class
====================================================================================================================================
William E. Bennett*
   For                  13,091,914        13,081,423               --      8,843,477             --       6,298,181              --
   Withhold                228,446           204,955               --         99,223             --          68,533              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Robert P. Bremner
   For                  13,095,081        13,107,858               --      8,848,073             --       6,301,418              --
   Withhold                225,279           178,520               --         94,627             --          65,296              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Lawrence H. Brown
   For                          --        13,098,862               --      8,847,407             --       6,302,894              --
   Withhold                     --           187,516               --         95,293             --          63,820              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                        --        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Jack B. Evans
   For                  13,094,113        13,107,610               --      8,848,073             --       6,298,448              --
   Withhold                226,247           178,768               --         94,627             --          68,266              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Anne E. Impellizzeri
   For                          --        13,104,921               --      8,843,528             --       6,302,894              --
   Withhold                     --           181,457               --         99,172             --          63,820              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                        --        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
William L. Kissick
   For                  13,094,583        13,090,354               --      8,843,528             --       6,302,894              --
   Withhold                225,777           196,024               --         99,172             --          63,820              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Thomas E. Leafstrand
   For                  13,093,368        13,097,807               --      8,843,528             --       6,300,994              --
   Withhold                226,992           188,571               --         99,172             --          65,720              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Peter R. Sawers
   For                          --        13,098,862               --      8,843,528             --       6,302,894              --
   Withhold                     --           187,516               --         99,172             --          63,820              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                        --        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================


                                       9

Shareholder
       MEETING REPORT (continued)
                           NNY                       NNP                            NAN                            NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                          Common and                      Common and                     Common and
                                       MuniPreferred    MuniPreferred  MuniPreferred  MuniPreferred   MuniPreferred   MuniPreferred
                                       shares voting    shares voting  shares voting  shares voting   shares voting   shares voting
                                            together         together       together       together        together        together
                     Common shares        as a class       as a class     as a class     as a class      as a class      as a class
====================================================================================================================================
William J. Schneider
   For                  13,097,081                --            4,318             --          2,683              --           1,863
   Withhold                223,279                --               30             --              3              --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360                --            4,348             --          2,686              --           1,866
====================================================================================================================================
Timothy R. Schwertfeger
   For                          --                --            4,318             --          2,683              --           1,863
   Withhold                     --                --               30             --              3              --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                        --                --            4,348             --          2,686              --           1,866
====================================================================================================================================
Judith M. Stockdale
   For                  13,100,068        13,094,101               --      8,847,663             --       6,301,418              --
   Withhold                220,292           192,277               --         95,037             --          65,296              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================
Sheila W. Wellington
   For                  13,091,914        13,072,103               --      8,843,118             --       6,302,194              --
   Withhold                228,446           214,275               --         99,582             --          64,520              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                13,320,360        13,286,378               --      8,942,700             --       6,366,714              --
====================================================================================================================================

* Mr. Bennett resigned as a member of the Board of the Nuveen Funds effective May 1, 2004.

                            Nuveen New York Municipal Value Fund, Inc. (NNY)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7%

$         480   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      473,707
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

          375   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            379,924
                 New York, Senior Tobacco Settlement Asset-Backed
                 Bonds, Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            155,592
          750    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            757,748

          995   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          1,004,363
                 Pass-Through Bonds, Series 2000, 5.800%,6/01/23

          420   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            400,520
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation,                         7/09 at 101.00        Baa2          1,025,490
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999A, 6.500%, 7/15/27

          325   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            313,105
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        1,250   TSASC, Inc., New York, Tobacco Flexible Amortization                  7/09 at 101.00         BBB          1,276,850
                 Bonds, Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,303,425
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.2%

                Albany Industrial Development Agency, New York, Revenue Bonds,
                Albany Law School Project, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            657,120
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            810,443

        2,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          2,176,800
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

          575   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            640,297
                 Revenue Bonds, Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        1,100   New York City Industrial Development Agency, New York,                1/12 at 100.00          A-          1,147,674
                 Civic Facility Revenue Bonds, YMCA of Greater
                 New York Project, Series 2002, 5.250%, 8/01/21

                Dormitory Authority of the State of New York, Second General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,180,710
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,675,226

        1,000   Dormitory Authority of the State of New York, Insured                 9/06 at 102.00          AA          1,048,460
                 Revenue Bonds, Long Island University, Series 1996,
                 5.500%, 9/01/20 - RAAI Insured

          750   Dormitory Authority of the State of New York, Revenue                 7/09 at 102.00          AA            839,168
                 Bonds, Pratt Institute, Series 1999, 6.000%, 7/01/24 -
                 RAAI Insured

        1,250   Dormitory Authority of the State of New York,                         7/09 at 101.00          AA          1,384,238
                 Revenue Bonds, Marymount Manhattan College,
                 Series 1999, 6.250%, 7/01/29 - RAAI Insured

          800   Dormitory Authority of the State of New York, Insured                 7/11 at 102.00          AA            866,704
                  Revenue Bonds, D'Youville College, Series 2001,
                  5.250%, 7/01/20 - RAAI Insured


                                       11


                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.4%

$         490   Cattaraugus County Industrial Development Agency,                     8/08 at 102.00         AA-     $      508,248
                 New York, Revenue Bonds, Olean General Hospital
                 Project, Series 1998A, 5.250%, 8/01/23

          845   Nassau County Industrial Development Agency,                            No Opt. Call         N/R            947,313
                 New York, Civic Facility Revenue Refunding Bonds,
                 North Shore Health System Obligated Group Projects,
                 Series 2001B, 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation,                       2/09 at 101.00         AAA            537,630
                 New York, Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,272,325
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,078,210

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00        Baa3            259,383
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            521,915
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

        2,250   Dormitory Authority of the State of New York, FHA-Insured             2/07 at 102.00         AAA          2,468,745
                 Mortgage Nursing Home Revenue Bonds, Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            521,680
                 Bonds, Winthrop-South Nassau University Hospital
                 Association, Series 2003A, 5.500%, 7/01/32

          500   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            523,765
                 Bonds, South Nassau Communities Hospital,
                 Series 2003B, 5.500%, 7/01/23

        1,000   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Ba1          1,023,980
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.500%, 7/01/25

        1,250   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00        Baa1          1,393,888
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group, St. Catherine of Siena Medical Center,
                 Series 2000A, 6.500%, 7/01/20

        3,000   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         AAA          3,068,070
                 FHA-Insured Hospital Mortgage Revenue Refunding Bonds,
                 New York and Presbyterian Hospital, Series 1994A,
                 5.500%, 8/15/24 - MBIA Insured

        2,060   New York State Medical Care Facilities Finance Agency,                8/05 at 102.00         AAA          2,216,622
                 FHA-Insured Hospital and Nursing Home Revenue Bonds,
                 Series 1995B, 6.250%, 2/15/15

        1,000   Dormitory Authority of the State of New York, Revenue                 2/05 at 100.00        BBB-          1,009,280
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2002C, 6.000%, 7/01/26

        1,095   Newark-Wayne Community Hospital, Inc., New York,                      9/04 at 101.00         N/R          1,073,363
                 Hospital Revenue Improvement and Refunding Bonds,
                 Series 1993A, 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York,                      7/11 at 101.00          BB            512,055
                 Civic Facility Revenue Bonds, St. John's Riverside Hospital
                 Project, Series 2001A, 7.125%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            444,548
                 Section 8 Revenue Refunding Bonds, Bennet Project,
                 Series 2001A, 6.700%, 4/01/21

        1,500   New York City Housing Development Corporation,                        4/04 at 101.00         AAA          1,554,750
                 New York, Multifamily Mortgage Revenue Bonds,
                 FHA-Insured Mortgage Loan, Series 1993A,
                 6.550%, 10/01/15

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA          1,059,340
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,044,700
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,044,180

          440   New York State Housing Finance Agency, Multifamily                    8/11 at 100.00         Aa1            475,152
                 Housing Revenue Bonds, Secured Mortgage Program,
                 Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Industrial Development Agency, Westchester County,                    8/11 at 102.00         Aaa          1,369,172
                 New York, Civic Facility Revenue Bonds, GNMA-Collateralized
                 Mortgage Loan, Living Independently for the Elderly, Inc.
                 Project, Series 2001A, 5.375%, 8/20/21


                                       12

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.2%

$       3,750   State of New York Mortgage Agency, Homeowner                          9/08 at 101.00         Aa1     $    3,960,038
                 Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          840   State of New York Mortgage Agency, Mortgage Revenue                   4/13 at 101.00         Aaa            867,644
                 Bonds, Series 33A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 14.4%

        1,000   Babylon Industrial Development Agency, New York,                      8/09 at 101.00         AAA          1,138,770
                 Revenue Bonds, WSNCHS East, Inc. Project, Series 2000B,
                 6.000%, 8/01/24 - MBIA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,242,453
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,219,000
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38

          650   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            684,119
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            530,938
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York,                         2/07 at 102.00          AA          3,328,080
                 FHA-Insured Mortgage Nursing Home Revenue Bonds,
                 Hebrew Home for the Aged at Riverdale, Series 1997,
                 6.125%, 2/01/37

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AA-          2,116,360
                 Mortgage Revenue Bonds, German Masonic Home
                 Corporation, Series 1996, 5.950%, 8/01/26

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/06 at 102.00         AAA          3,317,550
                 Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,034,360
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

        1,000   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Aa3          1,101,330
                 Bonds, Concord Nursing Home, Inc., Series 2000,
                 6.500%, 7/01/29

        3,000   Syracuse Housing Authority, New York, FHA-Insured                     2/08 at 102.00         AAA          3,244,170
                 Mortgage Revenue Bonds, Loretto Rest Residential
                 Health Care Facility Project, Series 1997A,
                 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 1.2%

        1,000   Niagara Falls, Niagara County, New York, General                        No Opt. Call         AAA          1,244,140
                 Obligation Water Treatment Plant Bonds, Series 1994,
                 7.250%, 11/01/11 (Alternative Minimum Tax) -
                 MBIA Insured

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            588,913
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.2%

        1,000   Battery Park City Authority, New York, Senior Revenue                11/13 at 100.00         AAA          1,094,080
                 Bonds, Series 2003A, 5.250%, 11/01/21

        1,000   Metropolitan Transportation Authority, New York,                      7/12 at 100.00         AA-          1,041,560
                 State Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,140,780
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          1,036,440

          560   Monroe Newpower Corporation, New York, Power                          1/13 at 102.00        BBB+            584,679
                 Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,330   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AA+          1,398,242
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        2,000   Dormitory Authority of the State of New York,                         5/10 at 101.00         AAA          2,260,840
                 New York City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

          105   Dormitory Authority of the State of New York,                         2/06 at 102.00         AAA            111,830
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 1996B, 5.375%, 2/15/26 - FSA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,120
                 Environmental Infrastructure Revenue Bonds,
                 Series 2003A, 5.000%, 3/15/21

          535   New York State Housing Finance Agency, Suffolk County,                5/04 at 100.00        Baa1            548,108
                 H.E.L.P. Secured Loan Rental Housing Revenue
                 Bonds, Series 1989A, 8.100%, 11/01/05


                                       13


                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,810   Dormitory Authority of the State of New York, Service                 4/12 at 100.00         AA-     $    1,987,398
                 Contract Bonds, Child Care Facilities Development
                 Program, Series 2002, 5.375%, 4/01/16

          600   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00          AA            654,732
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.375%, 3/15/22

        1,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          1,073,650
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/20 - MBIA Insured

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          1,727,762
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

          600   New York State Urban Development Corporation,                           No Opt. Call         AA-            709,182
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,750   New York State Urban Development Corporation,                           No Opt. Call         AA-          1,983,993
                 Service Contract Revenue Bonds, Correctional and
                 Youth Facilities, Series 2002A, 5.500%, 1/01/17
                 (Mandatory put 1/01/11)

        3,000   Niagara Falls City School District, Niagara County,                   6/08 at 101.00         AAA          3,220,680
                 New York, Certificates of Participation, High School
                 Facility, Series 1998, 5.375%, 6/15/28 - MBIA Insured

          750   Niagara Falls City School District, Niagara County,                   6/09 at 101.00        BBB-            817,380
                 New York, Certificates of Participation, High School
                 Facility, Series 2000, 6.625%, 6/15/28

        1,230   Suffolk County Judicial Facilities Agency, New York,                 10/09 at 101.00         AAA          1,331,979
                  Service Agreement Revenue Bonds, John P. Colahan
                 Court Complex, Series 1999, 5.000%, 4/15/16 -
                 AMBAC Insured

        2,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          2,165,260
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured

        1,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-          1,103,210
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        1,500   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,706,385
                 Tax Loan Notes, Series 1999A, 6.500%, 10/01/24

        1,120   Yonkers Industrial Development Agency, New York,                      2/11 at 100.00        BBB-          1,217,742
                 Civic Facility Revenue Bonds, Community Development
                 Properties, Yonkers, Inc. Project, Series 2001A,
                 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.4%

        1,000   Buffalo and Fort Erie Public Bridge Authority, New York,              1/05 at 101.00         AAA          1,037,360
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25 -
                 MBIA Insured

          500   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA            560,605
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

        1,100   New York City Industrial Development Agency,                         12/08 at 102.00         Ba2            811,888
                 New York, Special Facilities Revenue Bonds,
                 British Airways PLC, Series 1998, 5.250%, 12/01/32
                 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency,                          8/12 at 101.00         CCC            800,000
                 New York, Special Facilities Revenue Bonds, JFK Airport -
                 American Airlines, Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA            538,075
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AA-          2,642,375
                 General Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, General
                Revenue Refunding Bonds, Subordinate Lien, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            911,157
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            865,912


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.2%

        2,250   Metropolitan Transportation Authority, New York,                      7/07 at 102.00         AAA          2,432,452
                 Commuter Facilities Revenue Bonds, Series 1997B,
                 5.000%, 7/01/20 - AMBAC Insured

        1,000   County of Nassau, New York, General Obligation                        3/10 at 100.00         AAA          1,162,210
                 Improvement Bonds, Series 2000E, 6.000%, 3/01/19
                 (Pre-refunded to 3/01/10) - FSA Insured


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       1,000   Nassau County Interim Finance Authority, New York,                   11/10 at 100.00         AAA     $    1,154,020
                 Sales Tax Secured Revenue Bonds, Series 2000A,
                 5.750%, 11/15/16 (Pre-refunded to 11/15/10) -
                 MBIA Insured

           20   New York City, New York, General Obligation Bonds,                   10/07 at 101.00         Aaa             23,040
                 Fiscal Series 1997G, 6.000%, 10/15/26
                 (Pre-refunded to 10/15/07)

           85   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            101,986
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

        3,635   Dormitory Authority of the State of New York, Judicial                  No Opt. Call         AAA          4,616,886
                 Facilities Lease Revenue Bonds, Suffolk County Issue,
                 Series 1986, 7.375%, 7/01/16

           25   Dormitory Authority of the State of New York,                         4/04 at 114.14     Baa1***             30,551
                 Judicial Facilities Lease Revenue Bonds, Suffolk
                 County Issue, Series 1991A, 9.500%, 4/15/14

           10   New York State Housing Finance Agency, Service                        9/04 at 102.00         AAA             10,443
                 Contract Obligation Revenue Bonds, Series 1994A,
                 6.375%, 9/15/14 (Pre-refunded to 9/15/04)

        2,600   Triborough Bridge and Tunnel Authority, New York,                     1/22 at 100.00         AAA          2,997,436
                 General Purpose Revenue Bonds, Series 1999B,
                 5.500%, 1/01/30 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.3%

        1,945   Cattaraugus County Industrial Development Agency,                       No Opt. Call         N/R          1,177,347
                 New York, Revenue Bonds, Laidlaw Energy and
                 Environmental, Inc. Project, Series 1999A,
                 8.500%, 7/01/21 (Alternative Minimum Tax)#

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        1,500    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          1,581,660
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,581,975

        2,330   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,456,519
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-            784,538
                 General Revenue Bonds, Series 2000L, 5.375%, 5/01/33

                New York City Industrial Development Agency, New York,
                Industrial Revenue Bonds, Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project, Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                             No Opt. Call        BBB-          1,025,550
        1,000    5.750%, 10/01/36 (Alternative Minimum Tax)                          10/08 at 102.00        BBB-            932,130

        1,500   Power Authority of the State of New York, General                    11/10 at 100.00         Aa2          1,571,430
                 Revenue Bonds, Series 2000A, 5.250%, 11/15/40

          500   Niagara County, New York, Industrial Development Agency,             11/11 at 101.00        Baa1            544,775
                 Solid Waste Disposal Facility Revenue Bonds,
                 American REF-FUEL Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            981,070
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            554,110


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.3%

          300   Monroe County Water Authority, New York, Water                        8/11 at 101.00          AA            319,608
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

          500   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA            543,820
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          1,092,130
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,250   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          1,365,150
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        1,500   New York City Municipal Water Finance Authority,                      6/11 at 101.00          AA          1,671,270
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

          415   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            489,588
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured


                                       15


                            Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         740   New York City Municipal Water Finance Authority,                      6/12 at 100.00          AA     $      814,067
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2003A, 5.375%, 6/15/19

        3,065   Western Nassau County Water Authority, New York,                      5/06 at 102.00         AAA          3,313,414
                 System Revenue Bonds, Series 1995, 5.650%, 5/01/26 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     139,895   Total Long-Term Investments (cost $139,676,022) - 98.1%                                                 149,530,322
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5%

          500   New York City Municipal Water Finance Authority,                                            A-1+            500,000
                 New York, Water and Sewer System Variable Rate
                 Demand Revenue Bonds, Fiscal Series 1994C,
                 1.100%, 6/15/23 - FGIC Insured+

          250   Puerto Rico Government Development Bank, Adjustable                                          A-1            250,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 0.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         750   Total Short-Term Investments (cost $750,000)                                                                750,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $140,426,022) - 98.6%                                                           150,280,322
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      2,126,546
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  152,406,868
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    # Non-income producing security. In August 2002, Cattaraugus Acquisition Corp. (an entity formed by several Nuveen Funds owning various interests in the Laidlaw Energy and Environmental Inc. project) took possession of 80% of the Laidlaw Energy assets on behalf of the various Nuveen Funds. Cattaraugus Acquisition Corp. has determined that a sale of the facility is in the best interests of shareholders and is proceeding accordingly.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5%

$         935   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB     $      947,277
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            414,912
          835    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            843,626

        1,770   New York Counties Tobacco Trust I, Tobacco                            6/10 at 101.00         BBB          1,786,656
                 Settlement Pass-Through Bonds, Series 2000,
                 5.800%, 6/01/23

          875   New York Counties Tobacco Trust II, Tobacco                           6/11 at 101.00         BBB            834,418
                 Settlement Pass-Through Bonds, Series 2001,
                 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco                          6/13 at 100.00         BBB            995,010
                 Settlement Pass-Through Bonds, Series 2003,
                 5.750%, 6/01/33

        2,500   Nassau County Tobacco Settlement Corporation,                         7/09 at 101.00        Baa2          2,563,725
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999A, 6.500%, 7/15/27

          825   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            794,805
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        3,750   TSASC, Inc., New York, Tobacco Flexible Amortization                  7/09 at 101.00         BBB          3,830,550
                 Bonds, Series 1999-1, 6.250%, 7/15/27

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          3,128,220
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.5%

        1,500   Albany Industrial Development Agency, New York,                      12/09 at 101.00          AA          1,782,900
                 Revenue Bonds, Albany Law School Project, Series 1999A,
                 6.750%, 12/01/29 - RAAI Insured

        2,700   Brookhaven Industrial Development Agency, New York,                  12/07 at 101.00          A3          2,854,008
                 Revenue Bonds, St. Joseph's College, Series 2000,
                 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency,                     9/08 at 101.00         BBB          1,318,808
                 New York, Revenue Bonds, St. Bonaventure University
                 Construction Project, Series 1998B, 5.000%, 9/15/13

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College
                Project, Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA          1,080,090
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,504,535

        3,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          3,265,200
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

        1,000   New York City Trust for Cultural Resources, New York,                 7/09 at 101.00         AAA          1,128,000
                 Revenue Bonds, American Museum of Natural History,
                 Series 1999A, 5.750%, 7/01/29 - AMBAC Insured

          750   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            835,170
                 Revenue Bonds, Museum of American  Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        2,500   Dormitory Authority of the State of New York, Revenue                   No Opt. Call         AA-          2,956,550
                 Bonds, State University Educational Facilities,
                 Series 1993A, 5.875%, 5/15/17

        1,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          1,183,210
                 Revenue Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,850   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA          3,219,845
                 Bonds, Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 - FSA Insured

          580   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA            637,971
                 Bonds, Fashion Institute of Technology, Series 2000,
                 5.375%, 7/01/20 - FSA Insured

        5,590   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00          A+          6,079,796
                 Bonds, University of Rochester, Series 1999A,
                 5.500%, 7/01/16


                                       17


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
$       1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA     $    1,424,888
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,118,890
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,258,132

        8,345   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00          AA          9,241,170
                 Bonds, Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1998-2:
        1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA          1,603,434
        1,055    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA          1,125,738

        2,120   Dormitory Authority of the State of New York, General                   No Opt. Call         AAA          2,470,796
                 Revenue Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/20 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Revenue                 7/12 at 100.00         AAA          1,113,210
                 Bonds, Columbia University, Series 2002B, 5.375%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.0%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,082,830
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,078,210

          750   New York City Industrial Development Agency, New York,                7/12 at 101.00        Baa3            778,148
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2002C, 6.450%, 7/01/32

          750   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            782,873
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

        2,000   Dormitory Authority of the State of New York, St. Vincent's           8/04 at 100.00         AAA          2,074,200
                 Hospital and Medical Center of New York, FHA-Insured
                 Mortgage Revenue Bonds, Series 1991, 7.400%, 8/01/30

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00          AA          1,063,540
                 Mortgage Hospital Revenue Bonds, St. James Mercy
                 Hospital, Series 1998, 5.250%, 2/01/18

          900   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            939,024
                 Bonds, Winthrop-South Nassau University Hospital
                 Association, Series 2003A, 5.500%, 7/01/32

        1,250   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1          1,309,413
                 Bonds, South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

        8,000   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00         AAA          8,754,960
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group - St. Charles Hospital and Rehabilitation Center,
                 Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        3,400   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         Ba1          3,481,532
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2000A, 6.500%, 7/01/25

        3,750   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00        Baa1          4,181,663
                 Bonds, Catholic Health Services of Long Island Obligated
                 Group, St. Catherine of Siena Medical Center,
                 Series 2000A, 6.500%, 7/01/20

        1,200   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00          A3          1,252,836
                 Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,040   New York State Medical Care Facilities Finance Agency,                8/04 at 100.00         AAA          2,133,024
                 FHA-Insured Mortgage Revenue Bonds, Hospital and
                 Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

        5,500   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         AAA          5,624,795
                 FHA-Insured Hospital Mortgage Revenue Refunding Bonds,
                 New York and Presbyterian Hospital, Series 1994A,
                 5.500%, 8/15/24 - MBIA Insured

        1,770   New York State Medical Care Facilities Finance Agency,                8/05 at 102.00         AAA          1,904,573
                 FHA-Insured Hospital and Nursing Home Revenue Bonds,
                 Series 1995B, 6.250%, 2/15/15

          325   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         Aa2            336,996
                 FHA-Insured Mortgage Revenue Bonds, Our Lady of
                 Mercy Medical Center, Series 1995C, 6.250%, 8/15/15

        2,000   Dormitory Authority of the State of New York, Revenue                 2/05 at 100.00        BBB-          2,018,560
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2002C, 6.000%, 7/01/26

        1,100   Yonkers Industrial Development Agency, New York,                      7/11 at 101.00          BB          1,126,521
                 Civic Facility Revenue Bonds, St. John's Riverside
                 Hospital Project, Series 2001A, 7.125%, 7/01/31


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.8%

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
$       1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA     $    1,681,967
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,088,360

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            969,132
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            475,821

        1,140   New York State Housing Finance Agency, Multifamily                    5/04 at 100.00         AAA          1,145,882
                 Housing Revenue Bonds, Series 1989B,
                 7.550%, 11/01/29 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,585   New York State Housing Finance Agency, Secured                        8/04 at 100.00         Aa1          1,631,758
                 Mortgage Multifamily Housing Revenue Bonds,
                 Series 1992A, 7.000%, 8/15/12 (Alternative
                 Minimum Tax)

        1,100   New York State Housing Finance Agency, Multifamily                    8/09 at 101.00         Aa1          1,177,594
                 Housing Revenue Bonds, Secured Mortgage Program,
                 Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)

        2,770   Puerto Rico Housing Finance Corporation, Multifamily                  4/04 at 100.00           A          2,851,715
                 Mortgage Revenue Bonds, Portfolio A, Series I,
                 7.500%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.4%

          650   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1            695,845
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner                             9/08 at 101.00         Aa1          1,320,013
                 Mortgage Revenue Bonds, Series 73A,
                 5.250%, 10/01/17 (Alternative Minimum Tax)

        6,985   New York State Mortgage Agency, Homeowner                             4/11 at 100.00         Aa1          7,340,537
                 Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31
                 (Alternative Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue                      4/13 at 101.00         Aaa          1,714,631
                 Bonds, Series 33A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.7%

        1,650   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R          1,736,609
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency,                          7/11 at 101.00         N/R          1,352,390
                 New York, Civic Facility Revenue Bonds, Special Needs
                 Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        3,000   Dormitory Authority of the State of New York,                         2/07 at 102.00          AA          3,328,080
                 FHA-Insured Mortgage Nursing Home Revenue Bonds,
                 Hebrew Home for the Aged at Riverdale, Series 1997,
                 6.125%, 2/01/37

        1,375   Dormitory Authority of the State of New York, Revenue                 7/10 at 102.00           A          1,521,699
                 Bonds, Miriam Osborn Memorial Home Association,
                 Series 2000B, 6.375%, 7/01/29 - ACA Insured

        2,240   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          2,440,256
                 FHA-Insured Mortgage Hospital and Nursing Home
                 Revenue Bonds, Series 1995C, 6.100%, 8/15/15

        1,520   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA          1,595,301
                 Mortgage Nursing Home Revenue Bonds, Shorefront
                 Jewish Geriatric Center, Inc., Series 2002,
                 5.200%, 2/01/32

        2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA          2,926,223
                 Civic Facility Revenue Bonds, FHA-Insured Mortgage,
                 Bishop Commons, Inc. Project, Series 1999A,
                 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, New York, FHA-Insured                     2/08 at 102.00         AAA          4,325,560
                 Mortgage Revenue Bonds, Loretto Rest Residential
                 Health Care Facility Project, Series 1997A,
                 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 1.8%

        2,095   Niagara Falls, Niagara County, New York, General                        No Opt. Call         AAA          2,630,712
                 Obligation Water Treatment Plant Bonds, Series 1994,
                 8.000%, 11/01/09 (Alternative Minimum Tax) -
                 MBIA Insured

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,445,513
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligations Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            222,450
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            221,710


                                       19


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 33.9%

$       2,400   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA     $    2,537,496
                 Series 2003A, 5.000%, 11/01/23

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,542,532
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,083,120
        1,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,040,720

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,351,950
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,591,100

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00        BBB+          1,754,038
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,000   Nassau Health Care Corporation, New York, County                      8/09 at 102.00         AAA          2,240,860
                 Guaranteed Health System Revenue Bonds, Series 1999,
                 5.750%, 8/01/29 - FSA Insured

        4,575   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          5,235,401
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 - AMBAC Insured

        2,665   New York City Transitional Finance Authority,                         2/13 at 100.00         AA+          2,801,741
                 New York, Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        3,000   Dormitory Authority of the State of New York,                         5/10 at 101.00         AAA          3,391,260
                 New York City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Nassau County,
                Revenue Bonds, Board of Cooperative Educational Services, Series
                2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,396,029
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,517,392

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
          190    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA            218,667
          225    5.875%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA            259,326
          185    5.875%, 10/01/19 - FSA Insured                                       8/10 at 100.00         AAA            212,580

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,120
                 Environmental Infrastructure Revenue Bonds,
                 Series 2003A, 5.000%, 3/15/21

        1,200   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00          AA          1,309,464
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.375%, 3/15/22

        1,000   New York State Thruway Authority, Highway and Bridge                  4/10 at 101.00         AAA          1,151,090
                 Trust Fund Bonds, Series 2000B, 5.750%, 4/01/16 -
                 FGIC Insured

        1,500   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,628,145
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/22 - MBIA Insured

        6,500   New York State Thruway Authority, State Personal                      3/12 at 100.00          AA          6,932,380
                 Income Tax Revenue Bonds, Series 2002A,
                 5.125%, 3/15/21

        2,950   New York State Urban Development Corporation,                         3/13 at 100.00          AA          3,109,949
                 State Personal Income Tax, Revenue Bonds, Series 2003B,
                 5.000%, 3/15/22

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002A:
        2,860    5.375%, 3/15/19                                                      3/12 at 100.00          AA          3,136,877
        2,000    5.375%, 3/15/20                                                      3/12 at 100.00          AA          2,183,640

        4,000   New York State Urban Development Corporation,                           No Opt. Call         AA-          4,534,840
                 Service Contract Revenue Bonds, Correctional and
                 Youth Facilities, Series 2002A, 5.500%, 1/01/17
                 (Mandatory put 1/01/11)

        5,000   Niagara Falls City School District, Niagara County,                   6/08 at 101.00         AAA          5,367,800
                 New York, Certificates of Participation, High School
                 Facility, Series 1998, 5.375%, 6/15/28 - MBIA Insured

        1,785   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA          2,076,901
                 Highway Revenue Bonds, Series 2000B,
                 5.875%, 7/01/35 - MBIA Insured

        5,600   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          6,152,776
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1,
                 5.250%, 6/01/20 - AMBAC Insured

        2,500   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-          2,758,025
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C,
                 5.500%, 6/01/21


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                United Nations Development Corporation, New York,
                Revenue Bonds, Senior Lien, Series 2004A:
$         750    5.250%, 7/01/23                                                      1/08 at 100.00          A3     $      769,028
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            511,990

        3,480   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          3,958,813
                 Tax Loan Notes, Series 1999A, 6.500%, 10/01/24

        2,520   Yonkers Industrial Development Agency, New York,                      2/11 at 100.00        BBB-          2,739,920
                 Civic Facility Revenue Bonds, Community Development
                 Properties, Yonkers, Inc. Project, Series 2001A,
                 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.6%

        1,470   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+          1,593,260
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York,                        No Opt. Call         AAA          1,686,555
                 Transportation Revenue Bonds, Series 2003A,
                 5.000%, 11/15/15 - FGIC Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,402,352
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,455   New York State Thruway Authority, General Revenue                     7/04 at 102.00         AAA          1,487,301
                 Bonds, Series B, 5.000%, 1/01/20 - MBIA Insured

        1,000   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          1,076,150
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        1,925   The Port Authority of New York and New Jersey,                       10/07 at 101.00         AAA          2,090,088
                 Consolidated Bonds, One Hundred Twentieth
                 Series 2000, 5.750%, 10/15/26 (Alternative
                 Minimum Tax) - MBIA Insured

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue               6/06 at 102.00         CCC          1,453,561
                 Bonds, American Airlines, Inc. Project, Series 1996A,
                 6.250%, 6/01/26 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York,                     1/12 at 100.00         AA-          2,123,120
                 General Purpose Revenue Bonds, Series 2001A,
                 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AA-          6,077,462
                 General Purpose Revenue Refunding Bonds,
                 Series 2002B, 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AAA          2,597,736
                 General Revenue Refunding Bonds, Subordinate Lien,
                 Series 2002E, 5.250%, 11/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 20.6%

          745   Freeport, New York, General Obligation Bonds,                         4/10 at 101.00         Aaa            887,370
                 Series 2000A, 6.000%, 4/01/18 (Pre-refunded to
                 4/01/10) - FGIC Insured

                Longwood Central School District, Suffolk County,
                New York, Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,777,545
        1,500    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,777,545

        4,525   Metropolitan Transportation Authority, New York,                      7/11 at 100.00         AAA          5,188,501
                 Commuter Facilities Revenue Bonds, Series 1998A,
                 5.250%, 7/01/28 (Pre-refunded to 7/01/11)

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,413,350
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded to 10/01/15) - FGIC Insured

        1,275   County of Nassau, New York, General Obligation Serial                 3/10 at 100.00         AAA          1,516,154
                 General Improvement Bonds, Series F, 6.500%, 3/01/18
                 (Pre-refunded to 3/01/10) - FSA Insured

        1,350   New York City, New York, General Obligation Bonds,                    4/04 at 100.00         AAA          1,388,624
                 Fiscal Series 1990B, 7.250%, 10/01/06 - FGIC Insured

          505   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA            605,914
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

        1,250   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA          1,450,050
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 1999C, 5.500%, 7/01/29 (Pre-refunded to
                 7/01/09) - MBIA Insured

        2,000   Dormitory Authority of the State of New York, Lease                   7/10 at 101.00      AA-***          2,389,600
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2001A, 6.000%, 7/01/30 (Pre-refunded to 7/01/10)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
        1,565    5.875%, 2/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          1,844,118
        1,505    5.875%, 2/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          1,773,417
        1,855    5.875%, 8/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          2,185,839

          295   New York State Environmental Facilities Corporation,                 11/04 at 102.00         AAA            311,644
                 State Water Pollution Control Revolving Fund Revenue
                 Bonds, Pooled Loan Issue, Series 1994D, 6.900%, 5/15/15
                 (Pre-refunded to 11/15/04)


                                       21


                            Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       5,535   Dormitory Authority of the State of New York, Revenue                 5/12 at 101.00         AAA     $    6,289,919
                 Bonds, State University Educational Facilities,
                 Series 2002A, 5.000%, 5/15/17 (Pre-refunded to
                 5/15/12) - FGIC Insured

          355   Dormitory Authority of the State of New York,                         5/08 at 101.00         AAA            394,632
                 Revenue Bonds, State University Educational Facilities,
                 Series 1998B, 4.750%, 5/15/28 (Pre-refunded to
                 5/15/08) - FSA Insured

        4,200   New York State Thruway Authority, Local Highway                       4/11 at 100.00      AA-***          4,786,992
                 and Bridge Service Contract Bonds, Series 2001,
                 5.250%, 4/01/17 (Pre-refunded to 4/01/11)

          965   Puerto Rico Highway and Transportation Authority,                     7/10 at 101.00         AAA          1,152,229
                 Highway Revenue Bonds, Series 2000B,
                 5.875%, 7/01/35 (Pre-refunded to 7/01/10) -
                 MBIA Insured

        1,600   Triborough Bridge and Tunnel Authority, New York,                       No Opt. Call         AAA          1,759,520
                 General Purpose Revenue Bonds, Series 1993B,
                 5.000%, 1/01/20

        7,500   Triborough Bridge and Tunnel Authority, New York,                     1/22 at 100.00         AAA          8,646,450
                 General Purpose Revenue Bonds, Series 1999B,
                 5.500%, 1/01/30 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.6%

        1,000   Islip Resource Recovery Agency, New York, Revenue                     7/04 at 102.00         AAA          1,031,500
                 Bonds, Series 1994B, 6.125%, 7/01/13 (Alternative
                 Minimum Tax) (Pre-refunded to 7/01/04) -
                 AMBAC Insured

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        3,500    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          3,690,540
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,581,975

        5,000   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          5,265,050
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        3,650   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          4,013,613
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        5,000   New York City Industrial Development Agency,                         10/08 at 102.00        BBB-          4,660,650
                 New York, Industrial Revenue Bonds, Brooklyn Navy Yard
                 Cogeneration Partners, L.P. Project, Series 1997,
                 5.750%, 10/01/36 (Alternative Minimum Tax)

        4,000   Power Authority of the State of New York, General                    11/10 at 100.00         Aa2          4,190,480
                 Revenue Bonds, Series 2000A, 5.250%, 11/15/40

        2,000   Niagara County Industrial Development Agency,                        11/11 at 101.00        Baa1          2,144,900
                 New York, Solid Waste Disposal Facility Revenue
                 Refunding Bonds, American REF-FUEL Company of
                 Niagara LP, Series 2001D, 5.550%, 11/15/24
                 (Mandatory put 11/15/15)

        4,000   Suffolk County Industrial Development Agency,                         1/09 at 101.00         N/R          3,854,680
                 New York, Revenue Bonds, Nissequogue Cogeneration
                 Partners Facility, Series 1998, 5.500%, 1/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.1%

          700   Monroe County Water Authority, New York, Water                        8/11 at 101.00          AA            745,752
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority,                      6/09 at 101.00         AAA          1,365,162
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          5,460,600
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority,                      6/11 at 101.00          AA          2,228,360
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority,                      6/10 at 101.00         AAA          2,943,426
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,225   New York City Municipal Water Finance Authority,                      6/12 at 100.00          AA          2,447,700
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2003A, 5.375%, 6/15/19

          715   New York State Environmental Facilities Corporation,                  6/04 at 100.00         AAA            738,345
                 State Water Pollution Control Revolving Fund Revenue
                 Bonds, New York City Municipal Water Finance
                 Authority Project, Series 1990A, 7.500%, 6/15/12


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         160   New York State Environmental Facilities Corporation,                 11/04 at 102.00         AAA     $      168,726
                 State Water Pollution Control Revolving Fund
                 Revenue Bonds, Pooled Loan Issue, Series 1994D,
                 6.900%, 5/15/15

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Fund Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA          1,110,760
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,679,230
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,440,780
------------------------------------------------------------------------------------------------------------------------------------
$     341,115   Total Long-Term Investments (cost $340,656,560) - 147.5%                                                 368,544,193
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      5,629,616
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.7)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  249,873,809
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Nuveen New York Dividend Advantage Municipal Fund (NAN)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5%

$         965   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      952,349
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

          560   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            567,353
                 New York, Senior Tobacco Settlement Asset-Backed
                 Bonds, Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            274,879
        1,915    6.150%, 6/01/25                                                      6/10 at 101.00         BBB          1,934,782

        1,160   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          1,170,916
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          570   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            543,563
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          475   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            457,615
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        2,250   TSASC, Inc., New York, Tobacco Flexible Amortization                  7/09 at 101.00         BBB          2,298,330
                 Bonds, Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,303,425
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.0%

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,300,862
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,941,950

        3,070   Monroe County Industrial Development Agency,                          6/09 at 102.00          AA          3,251,130
                 New York, Civic Facility Revenue Bonds, St. John
                 Fisher College Project, Series 1999, 5.375%, 6/01/24 -
                 RAAI Insured

          500   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            556,780
                 Revenue Bonds, Museum of American Folk Art,
                 Series 2000, 6.000%, 7/01/22 - ACA Insured

        1,800   New York City Industrial Development Agency,                          1/12 at 100.00          A-          1,878,012
                 New York, Civic Facility Revenue Bonds, YMCA of
                 Greater New York Project, Series 2002,
                 5.250%, 8/01/21

        3,500   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AA-          3,751,475
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 1999B, 5.375%, 7/01/19

        1,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          1,124,760
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put 7/01/13) -
                 XLCA Insured

        2,500   Dormitory Authority of the State of New York, Insured                 7/07 at 101.00         AAA          2,684,575
                 Revenue Bonds, Rochester Institute of Technology,
                 Series 1997, 5.250%, 7/01/22 - MBIA Insured

        1,000   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00         AAA          1,121,550
                 Revenue Bonds, Siena College, Series 1997,
                 5.700%, 7/01/17 - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00         AAA            549,975
                 Bonds, Fashion Institute of Technology, Series 2000,
                 5.375%, 7/01/20 - FSA Insured

        3,000   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00          A+          3,262,860
                 Bonds, University of Rochester, Series 1999A,
                 5.500%, 7/01/16

          500   Dormitory Authority of the State of New York, Insured                 7/10 at 101.00         AAA            582,160
                 Revenue Bonds, Pace University, Series 2000,
                 6.000%, 7/01/29 - MBIA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,994,843
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            838,215


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,250   Dormitory Authority of the State of New York, Revenue                 7/09 at 101.00          AA     $    1,384,238
                 Bonds, Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

        1,500   Niagara County Industrial Development Agency,                        11/11 at 101.00          AA          1,597,920
                 New York, Civic Facility Revenue Bonds, Niagara
                 University Project, Series 2001A, 5.350%, 11/01/23 -
                 RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 33.6%

                Albany Industrial Development Agency, New York, Revenue Bonds,
                Albany Medical Center Project, Series 1999:
        1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R          1,127,627
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,410,754

        1,500   New York City Health and Hospitals Corporation,                       2/13 at 100.00         AAA          1,617,315
                 New York, Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Franciscan Health Partnership Obligated Group - Frances
                Shervier Home and Hospital, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,188,700
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,126,240

          600   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            626,016
                 Bonds, Winthrop-South Nassau University Hospital
                 Association, Series 2003A, 5.500%, 7/01/32

          500   Dormitory Authority of the State of New York, Revenue                 7/13 at 100.00        Baa1            523,765
                 Bonds, South Nassau Communities Hospital,
                 Series 2003B, 5.500%, 7/01/23

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        2,315    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          2,500,895
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,137,740

        4,850   Dormitory Authority of the State of New York, Secured                 2/08 at 101.50         AAA          5,232,277
                 Hospital Revenue Refunding Bonds, Wyckoff Heights
                 Medical Center, Series 1998H, 5.300%, 8/15/21 -
                 MBIA Insured

        2,580   Dormitory Authority of the State of New York,                         2/09 at 101.00         AAA          2,739,857
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Memorial Hospital of William F. and Gertrude F. Jones,
                 Inc., Series 1999, 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York,                         8/09 at 101.00         AAA          5,200,433
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Montefiore Medical Center, Series 1999,
                 5.450%, 8/01/29 - AMBAC Insured

        1,575   Dormitory Authority of the State of New York,                         7/10 at 101.00         Ba1          1,612,769
                 Revenue Bonds, Mount Sinai NYU Health Obligated
                 Group, Series 2000A, 6.500%, 7/01/25

        2,000   Dormitory Authority of the State of New York, Revenue                 7/10 at 101.00        Baa1          2,230,220
                 Bonds, Catholic Health Services of Long Island
                 Obligated Group, St. Catherine of Siena Medical
                 Center, Series 2000A, 6.500%, 7/01/20

        5,000   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         Aa2          5,086,850
                 Hospital Insured Mortgage Revenue Bonds, Series 1994A,
                 5.250%, 8/15/14

        1,000   Dormitory Authority of the State of New York,                         2/05 at 100.00        BBB-          1,009,280
                 Revenue Bonds, Mount Sinai NYU Health Obligated
                 Group, Series 2002C, 6.000%, 7/01/26

        4,000   Ulster County Industrial Development Agency, New York,               11/09 at 101.00          A2          4,169,880
                 Civic Facility Revenue Bonds, The Kingston Hospital
                 Project - Letter of Credit Secured, Series 1999,
                 5.650%, 11/15/24

        3,825   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AA+          4,182,370
                 FHA-Insured Civic Facility Revenue Bonds, Soldiers and
                 Sailors Memorial Hospital of Yates County Project,
                 Series 1999A, 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York,                      7/11 at 101.00          BB            665,672
                 Civic Facility Revenue Bonds, St. John's Riverside
                 Hospital Project, Series 2001A, 7.125%, 7/01/31

        2,915   Yonkers Industrial Development Agency, New York,                      2/09 at 101.00         AAA          3,072,089
                 FHA-Insured Mortgage Revenue Bonds, Michael
                 Malotz Skilled Nursing Pavilion Project, Series 1999,
                 5.450%, 2/01/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.8%

          975   New York City Housing Development Corporation,                       11/10 at 101.00          AA          1,051,420
                 New York, Multifamily Housing Revenue Bonds,
                 Series 2000A, 5.850%, 11/01/20 (Alternative
                 Minimum Tax)

        3,000   New York City Housing Development Corporation,                        5/11 at 101.00          AA          3,134,100
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31


                                       25


                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.8%

$         645   Guam Housing Corporation, Single Family Mortgage                        No Opt. Call         AAA     $      741,099
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        3,685   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          3,944,903
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue                      4/13 at 101.00         Aaa            867,644
                 Bonds, Series 33A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.9%

                Appleridge Retirement Community, Inc., New York,
                GNMA Collateralized Mortgage Loan Revenue
                Bonds, Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,273,936
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,399,188

          820   New York City Industrial Development Agency,                          7/10 at 102.00         N/R            863,042
                 New York, Civic Facility Revenue Bonds, Special Needs
                 Facilities Pooled Program, Series 2000,
                 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            751,328
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.1%

                Monticello Central School District, Sullivan County,
                New York, General Obligation Bonds, Series 2000:
          300    6.000%, 6/15/18 - FGIC Insured                                       6/09 at 101.00         AAA            349,656
          335    6.000%, 6/15/19 - FGIC Insured                                       6/09 at 101.00         AAA            390,449
          300    6.000%, 6/15/20 - FGIC Insured                                       6/09 at 101.00         AAA            349,656

        5,000   New York City, New York, General Obligation Bonds,                    5/09 at 101.00         AAA          5,210,250
                 Fiscal Series 1999J, 5.125%, 5/15/29 - MBIA Insured

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            856,600
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Orange County, New York, General Obligation Bonds,
                Series 1997:
        3,040    5.125%, 9/01/22                                                      9/07 at 101.00         Aa1          3,211,000
        1,195    5.125%, 9/01/23                                                      9/07 at 101.00         Aa1          1,255,085

                The City of Rochester, New York, General Obligation Serial
                Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            824,724
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            824,566

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,605,151
                 Series 1999, 5.600%, 10/15/16

                Rye City School District, Westchester County, New York,
                General Obligation Bonds, Series 1999:
          650    5.600%, 8/15/17                                                      8/08 at 101.00         Aaa            735,247
          675    5.600%, 8/15/18                                                      8/08 at 101.00         Aaa            763,526
          675    5.600%, 8/15/19                                                      8/08 at 101.00         Aaa            763,526

        1,000   Yonkers, New York, General Obligation Bonds,                          6/09 at 101.00         AAA          1,067,930
                 School Issue, Series 1999C, 5.000%, 6/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.0%

        1,000   Battery Park City Authority, New York, Senior Revenue                11/13 at 100.00         AAA          1,094,080
                 Bonds, Series 2003A, 5.250%, 11/01/21

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
        1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,977,168
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,041,560
        1,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,040,720

                Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,140,780
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,072,880

        1,130   Monroe Newpower Corporation, New York, Power                          1/13 at 102.00        BBB+          1,179,799
                 Facilities Revenue Bonds, Series 2003,
                 5.500%, 1/01/34

        1,670   New York City Transitional Finance Authority,                         2/13 at 100.00         AA+          1,755,688
                 New York, Future Tax Secured Bonds, Fiscal
                 Series 2003E, 5.000%, 2/01/23


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Dormitory Authority of the State of New York, New York                5/10 at 101.00         AAA     $    2,260,840
                 City, Court Facilities Lease Revenue Bonds,
                 Series 1999, 5.750%, 5/15/30 - AMBAC Insured

          210   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA            242,495
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,120
                 Environmental Infrastructure Revenue Bonds,
                 Series 2003A, 5.000%, 3/15/21

        1,000   Dormitory Authority of the State of New York, Service                 4/12 at 100.00         AA-          1,085,150
                 Contract Bonds, Child Care Facilities Development
                 Program, Series 2002, 5.375%, 4/01/19

          600   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00          AA            654,732
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.375%, 3/15/22

        1,000   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,082,310
                 Trust Fund Bonds, Second General, Series 2003,
                 5.250%, 4/01/23 - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          2,147,300
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/20 - MBIA Insured

        1,000   New York State Urban Development Corporation,                         3/12 at 100.00          AA          1,047,180
                 State Personal Income Tax Revenue Bonds, State
                 Facilities and Equipment, Series 2002A,
                 5.125%, 3/15/27

        3,345   Suffolk County Judicial Facilities Agency, New York,                 10/09 at 101.00         AAA          3,718,904
                 Service Agreement Revenue Bonds, John P. Colahan
                 Court Complex, Series 1999, 5.250%, 10/15/15 -
                 AMBAC Insured

        2,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          2,165,260
                 Tobacco Settlement Asset-Backed and State
                 Contingency Contract-Backed Bonds, Series 2003A-1,
                 5.250%, 6/01/22 - AMBAC Insured

        1,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-          1,103,210
                 Tobacco Settlement Asset-Backed and State
                 Contingency Contract-Backed Bonds, Series 2003B-1C,
                 5.500%, 6/01/21

                United Nations Development Corporation, New York,
                Revenue Bonds, Senior Lien, Series 2004A:
          500    5.250%, 7/01/23                                                      1/08 at 100.00          A3            512,685
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            511,990

          750   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB            853,193
                 Tax Loan Notes, Series 1999A, 6.500%, 10/01/24

        1,400   Yonkers Industrial Development Agency, New York,                      2/11 at 100.00        BBB-          1,522,178
                 Civic Facility Revenue Bonds, Community Development
                 Properties, Yonkers, Inc. Project, Series 2001A,
                 6.625%, 2/01/26


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.4%

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,068,150
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.125%, 11/15/22 - FGIC Insured

        1,000   New York City Industrial Development Agency,                          8/12 at 101.00         CCC            800,000
                 New York, Special Facilities Revenue Bonds, JFK Airport -
                 American Airlines, Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          500   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA            538,075
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative Minimum
                 Tax) - MBIA Insured

        3,000   The Port Authority of New York and New Jersey,                       10/07 at 101.00         AAA          3,257,280
                 Consolidated Bonds, One Hundred Twentieth
                 Series 2000, 5.750%, 10/15/26 (Alternative Minimum
                 Tax) - MBIA Insured

        1,000   Triborough Bridge and Tunnel Authority, New York,                     1/12 at 100.00         AA-          1,099,660
                 General Purpose Revenue Bonds, Series 2001A,
                 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AA-          2,642,375
                 General Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.4%

        1,250   Metropolitan Transportation Authority, New York,                      7/07 at 102.00         AAA          1,351,362
                 Commuter Facilities Revenue Bonds, Series 1997B,
                 5.000%, 7/01/20 - AMBAC Insured

        5,520   Metropolitan Transportation Authority, New York,                     10/14 at 100.00         AAA          6,386,364
                 Dedicated Tax Fund Bonds, Series 1999A,
                 5.250%, 4/01/23 (Pre-refunded to 10/01/14) -
                 FSA Insured

                County of Nassau, New York, General Obligation
                Improvement Bonds, Series 2000E:
        1,400    6.000%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,627,094
          740    6.000%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA            860,035


                                       27


                            Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       2,500   Nassau County Interim Finance Authority, New York,                   11/10 at 100.00         AAA     $    2,885,050
                 Sales Tax Secured Revenue Bonds, Series 2000A,
                 5.750%, 11/15/16 (Pre-refunded to 11/15/10) -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease                   7/09 at 101.00         AAA          1,160,040
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 1999C, 5.500%, 7/01/29 (Pre-refunded to
                 7/01/09) - MBIA Insured

        1,750   Dormitory Authority of the State of New York,                         8/10 at 100.00         AAA          2,062,112
                 Improvement Revenue Bonds, Mental Health Services
                 Facilities, Series 2000D, 5.875%, 8/15/18
                 (Pre-refunded to 8/15/10) - FSA Insured

        3,000   Triborough Bridge and Tunnel Authority, New York,                     1/22 at 100.00      AA-***          3,337,230
                 General Purpose Revenue Bonds, Series 1997A,
                 5.250%, 1/01/28 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.2%

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        4,800    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          5,061,312
        5,575    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          5,891,604

        2,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,199,240
                 General Revenue Bonds, Series 2003C,
                 5.000%, 9/01/15 - CIFG Insured

        2,000   Power Authority of the State of New York, General                    11/10 at 100.00         Aa2          2,105,440
                 Revenue Bonds, Series 2000A, 5.250%, 11/15/30

        1,175   Suffolk County Industrial Development Agency,                           No Opt. Call         N/R          1,221,318
                 New York, Revenue Bonds, Nissequogue Cogeneration
                 Partners Facility, Series 1998, 4.875%, 1/01/08
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.3%

        6,000   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA          6,525,840
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        2,000   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          2,184,240
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        1,130   New York City Municipal Water Finance Authority,                      6/12 at 100.00          AA          1,243,102
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2003A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation,                 11/12 at 100.00         AAA          2,171,535
                 State Clean Water and Drinking Water Revolving
                 Funds Revenue Bonds, Pooled Loan Issue,
                 Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     197,950   Total Long-Term Investments (cost $196,772,564) - 145.0%                                                212,961,972
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      2,938,114
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.0)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  146,900,086
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                            Portfolio of
                                    INVESTMENTS March 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.3%

$         565   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB     $      538,795
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            497,505
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          285   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            274,569
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        5,000   TSASC, Inc., New York, Tobacco Flexible Amortization                  7/09 at 101.00         BBB          5,107,400
                 Bonds, Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9%

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,958,698
                 Bonds, St. Rose College Project, Series 2001A,
                 5.375%, 7/01/31 - AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York,                      8/11 at 102.00         AAA          2,107,700
                 Revenue Bonds, UBF Faculty/Student Housing Corporation,
                 University of Buffalo Village Green Project, Series 2001A,
                 5.250%, 8/01/31 - AMBAC Insured

        2,190   Monroe County Industrial Development Agency,                          6/11 at 102.00          AA          2,316,341
                 New York, Civic Facility Revenue Bonds, St. John
                 Fisher College Project, Series 2001, 5.250%, 6/01/26 -
                 RAAI Insured

        1,100   New York City Industrial Development Agency, New York,                1/12 at 100.00          A-          1,147,674
                 Civic Facility Revenue Bonds, YMCA of Greater New York
                 Project, Series 2002, 5.250%, 8/01/21

        1,000   Dormitory Authority of the State of New York, Lease                     No Opt. Call         AAA          1,124,760
                 Revenue Bonds, State University Dormitory Facilities,
                 Series 2003B, 5.250%, 7/01/32 (Optional put 7/01/13) -
                 XLCA Insured

        2,000   Dormitory Authority of the State of New York, Insured                 7/08 at 101.00         AAA          2,093,600
                 Revenue Bonds, New York Medical College, Series 1998,
                 5.000%, 7/01/21 - MBIA Insured

        1,265   Dormitory Authority of the State of New York, Third                   7/08 at 102.00         AAA          1,341,242
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1998-1, 5.250%, 7/01/25 -
                 FGIC Insured

        1,000   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00         AAA          1,064,970
                 Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.5%

          845   Nassau County Industrial Development Agency,                            No Opt. Call         N/R            947,313
                 New York, Civic Facility Revenue Refunding Bonds,
                 North Shore Health System Obligated Group Projects,
                 Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A3            883,201
                 Health System Revenue Bonds, Series 1999A,
                 5.250%, 2/15/17

          500   New York City Industrial Development Agency, New York,                7/12 at 101.00        Baa3            518,765
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00        Baa3            521,915
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital Project, Series 2001B, 6.375%, 7/01/31

          320   Dormitory Authority of the State of New York, Revenue                 7/06 at 102.00         Ba3            310,762
                 Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06

        1,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,601,580
                 Mortgage Revenue Refunding Bonds, United Health
                 Services, Series 1997, 5.375%, 8/01/27 - AMBAC Insured

          500   Dormitory Authority of the State of New York, Insured                 7/07 at 102.00          AA            547,175
                 Revenue Bonds, Franciscan Health Partnership Obligated
                 Group - Frances Shervier Home and Hospital,
                 Series 1997, 5.500%, 7/01/17 - RAAI Insured

          500   Dormitory Authority of the State of New York,                         7/13 at 100.00        Baa1            521,680
                 Revenue Bonds, Winthrop-South Nassau University
                 Hospital Association, Series 2003A, 5.500%, 7/01/32

        3,000   Dormitory Authority of the State of New York,                         8/09 at 101.00         AAA          3,249,900
                 FHA-Insured Mortgage Hospital Revenue Bonds,
                 Montefiore Medical Center, Series 1999,
                 5.500%, 8/01/38 - AMBAC Insured


                                       29


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,505   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA     $    2,809,984
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.550%, 8/15/29 -
                 AMBAC Insured

          500   Dormitory Authority of the State of New York, Revenue                 7/11 at 101.00          A3            522,015
                 Bonds, Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,250   Dormitory Authority of the State of New York, Revenue                 2/05 at 100.00        BBB-          1,261,600
                 Bonds, Mount Sinai NYU Health Obligated Group,
                 Series 2002C, 6.000%, 7/01/26

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project, Series
                2002C:
          425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            458,809
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            640,207


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.8%

        3,930   New York City Housing Development Corporation,                        5/11 at 101.00          AA          4,178,376
                 New York, Multifamily Housing Revenue Bonds,
                 Series 2001B, 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation,                       11/11 at 100.00          AA          1,041,720
                 New York, Multifamily Housing Revenue Bonds,
                 Series 2001C-2, 5.400%, 11/01/33 (Alternative
                 Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            484,566
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            237,911


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7%

        2,580   New York Mortgage Agency, Homowner Mortgage                          10/09 at 100.00         Aa1          2,761,967
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.7%

          525   New York City Industrial Development Agency,                          7/11 at 101.00         N/R            525,929
                 New York, Civic Facility Revenue Bonds, Special Needs
                 Facilities Pooled Program, Series 2001A-1,
                 7.250%, 7/01/16

        2,150   Dormitory Authority of the State of New York,                         7/11 at 102.00         AAA          2,266,251
                 Insured Revenue Bonds, Rehabilitation Association
                 Pooled Loan Program 1, Series 2001A,
                 5.000%, 7/01/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.4%

        1,775   Bath Central School District, Steuben County,                         6/12 at 100.00         AAA          1,770,154
                 New York, General Obligation Bonds, Series 2002,
                 4.000%, 6/15/18 - FGIC Insured

        5,000   County of Nassau, New York, General Obligation                        6/09 at 102.00         AAA          5,539,100
                 Serial General Improvement Bonds, Series B,
                 5.250%, 6/01/22 - AMBAC Insured

        4,000   New York City, New York, General Obligation Bonds,                    8/08 at 101.00         AAA          4,277,000
                 Fiscal Series 1998H, 5.375%, 8/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.2%

        1,000   Battery Park City Authority, New York, Senior Revenue                11/13 at 100.00         AAA          1,094,080
                 Bonds, Series 2003A, 5.250%, 11/01/21

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
        1,000    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,163,040
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,041,560

        1,750   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,873,183
                 Dedicated Tax Fund Bonds, Series 2002A,
                 5.250%, 11/15/25 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power                          1/13 at 102.00        BBB+            584,679
                 Facilities Revenue Bonds, Series 2003,
                 5.500%, 1/01/34

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AA+          1,051,310
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,054,120
                 Environmental Infrastructure Revenue Bonds,
                 Series 2003A, 5.000%, 3/15/21


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                State of New York Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, Series 2001A:
$       1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA     $    1,136,661
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,189,699

                Dormitory Authority of the State of New York, Service Contract
                Bonds, Child Care Facilities Development Program, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,083,499
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,085,150

          400   Dormitory Authority of the State of New York, Revenue                 3/13 at 100.00          AA            436,488
                 Bonds, State Personal Income Tax, Series 2003A,
                 5.375%, 3/15/22

        2,500   New York State Urban Development Corporation,                         3/12 at 100.00          AA          2,617,950
                 State Personal Income Tax Revenue Bonds, State
                 Facilities and Equipment, Series 2002A,
                 5.125%, 3/15/27

        2,100   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AAA          2,273,523
                 Tobacco Settlement Asset-Backed and State
                 Contingency Contract-Backed Bonds, Series 2003A-1,
                 5.250%, 6/01/22 - AMBAC Insured

        1,000   New York Tobacco Settlement Financing Corporation,                    6/13 at 100.00         AA-          1,103,210
                 Tobacco Settlement Asset-Backed and State
                 Contingency Contract-Backed Bonds, Series 2003B-1C,
                 5.500%, 6/01/21

                United Nations Development Corporation, New York,
                Revenue Bonds, Senior Lien, Series 2004A:
          250    5.250%, 7/01/23                                                      1/08 at 100.00          A3            256,343
          250    5.250%, 7/01/24                                                      1/08 at 100.00          A3            255,995

        2,250   Virgin Islands Public Finance Authority, Revenue                     10/08 at 101.00        BBB-          2,313,675
                 Refunding Bonds, Matching Fund Loan Notes,
                 Senior Lien, Series 1998A, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.8%

                Albany Parking Authority, New York, Revenue Bonds,
                Series 2001A:
        2,000    5.625%, 7/15/20                                                      7/11 at 101.00        BBB+          2,149,580
        1,500    5.625%, 7/15/25                                                      7/11 at 101.00        BBB+          1,590,525

        1,000   New York City Industrial Development Agency,                         12/12 at 101.00         Ba2            987,800
                 New York, Special Facilities Revenue Bonds, British
                 Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative
                 Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            800,000
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines, Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

        3,400   Niagara Frontier Transportation Authority, New York,                  4/09 at 101.00         AAA          3,658,910
                 Revenue Bonds, Buffalo Niagara International Airport,
                 Series 1999A, 5.625%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

        2,195   The Port Authority of New York and New Jersey,                       10/07 at 101.00         AAA          2,315,593
                 Consolidated Bonds, One Hundred Twentieth
                 Series 2000, 5.500%, 10/15/35 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AA-          2,642,375
                 General Purpose Revenue Refunding Bonds,
                 Series 2002B, 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York,                       No Opt. Call         AAA            911,157
                 General Revenue Refunding Bonds, Subordinate
                 Lien, Series 2002E, 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.8%

        2,750   Metropolitan Transportation Authority, New York,                     10/14 at 100.00         AAA          3,121,498
                 Dedicated Tax Fund Bonds, Series 1999A,
                 5.000%, 4/01/29 (Pre-refunded to 10/01/14) -
                 FSA Insured

        1,670   Nassau County Interim Finance Authority, New York,                   11/10 at 100.00         AAA          1,864,772
                 Sales Tax Secured Revenue Bonds, Series 2000A,
                 5.375%, 11/15/17 (Pre-refunded to 11/15/10) -
                 MBIA Insured

        5,000   Dormitory Authority of the State of New York, Third                   1/08 at 102.00         AAA          5,686,650
                 General Resolution Consolidated Revenue Bonds,
                 City University System, Series 1997-1, 5.375%, 7/01/24
                 (Pre-refunded to 1/01/08) - FSA Insured

        4,205   New York State Urban Development Corporation,                         1/11 at 100.00         AAA          4,759,513
                 Correctional Facilities Service Contract Revenue
                 Bonds, Series 2000C, 5.125%, 1/01/21 (Pre-refunded
                 to 1/01/11) - FSA Insured

        3,000   Triborough Bridge and Tunnel Authority, New York,                     1/11 at 100.00         AAA          3,413,220
                 General Purpose Revenue Bonds, Series 1996B,
                 5.200%, 1/01/22 (Pre-refunded to 1/01/11)

        3,000   Triborough Bridge and Tunnel Authority, New York,                     1/22 at 100.00      AA-***          3,337,230
                 General Purpose Revenue Bonds, Series 1997A,
                 5.250%, 1/01/28 (Pre-refunded to 1/01/22)


                                       31


                            Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                                    Portfolio of INVESTMENTS March 31, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.9%

$       5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA     $    5,298,200
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 AMBAC Insured

        1,500   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-          1,569,075
                 General Revenue Bonds, Series 2000L, 5.375%, 5/01/33

        1,500   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,649,430
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

                New York City Industrial Development Agency, New York,
                Industrial Revenue Bonds, Brooklyn Navy Yard Cogeneration
                Partners, L.P. Project, Series 1997:
        1,000    6.200%, 10/01/22 (Alternative Minimum Tax)                             No Opt. Call        BBB-          1,025,550
        2,000    5.750%, 10/01/36 (Alternative Minimum Tax)                          10/08 at 102.00        BBB-          1,864,260

        2,000   Power Authority of the State of New York, General                    11/10 at 100.00         Aa2          2,095,240
                 Revenue Bonds, Series 2000A, 5.250%, 11/15/40

          450   Niagara County, New York, Industrial Development                     11/11 at 101.00        Baa1            490,298
                 Agency, Solid Waste Disposal Facility Revenue Bonds,
                 American REF-FUEL Company of Niagara LP,
                 Series 2001A, 5.450%, 11/15/26 (Alternative
                 Minimum Tax) (Mandatory put 11/15/12)

        2,000   Niagara County Industrial Development Agency,                        11/11 at 101.00        Baa1          2,144,900
                 New York, Solid Waste Disposal Facility Revenue
                 Refunding Bonds, American REF-FUEL Company of
                 Niagara LP, Series 2001D, 5.550%, 11/15/24
                 (Mandatory put 11/15/15)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,226,334
        2,000    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,927,340


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.6%

        6,000   New York City Municipal Water Finance Authority,                      6/10 at 101.00          AA          6,552,720
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority,                      6/11 at 101.00          AA          1,114,180
                 New York, Water and Sewer System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation,                 11/12 at 100.00         AAA          1,110,760
                 State Clean Water and Drinking Water Revolving
                 Fund Revenue Bonds, Pooled Loan Issue,
                 Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     136,935   Total Long-Term Investments (cost $137,421,492) - 143.6%                                                146,372,409
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      2,585,784
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.1)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  101,958,193
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                     ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                            Statement of
                                 ASSETS AND LIABILITIES March 31, 2004 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $140,426,022,
   $340,656,560, $196,772,564
   and $137,421,492, respectively)                                 $150,280,322     $368,544,193      $212,961,972     $146,372,409
Cash                                                                    311,954          284,960                --          216,335
Receivables:
   Interest                                                           2,229,508        5,577,430         3,066,237        2,299,750
   Investments sold                                                          --           40,000           200,000          140,000
Other assets                                                                672           14,791             3,217            2,239
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  152,822,456      374,461,374       216,231,426      149,030,733
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --           193,272               --
Payable for investments purchased                                       299,092               --                --               --
Accrued expenses:
   Management fees                                                       72,626          204,265            63,747           44,441
   Other                                                                 43,870           72,191            68,939           19,809
Preferred share dividends payable                                           N/A           11,109             5,382            8,290
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 415,588          287,565           331,340           72,540
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                      N/A      124,300,000        69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $152,406,868     $249,873,809      $146,900,086     $101,958,193
====================================================================================================================================
Common shares outstanding                                            15,120,364       14,967,408         9,192,802        6,457,000
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      10.08     $      16.69      $      15.98     $      15.79
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204     $    149,674      $     91,928     $     64,570
Paid-in surplus                                                     144,257,104      217,961,844       130,490,883       91,654,244
Undistributed (Over-distribution of) net investment income             (247,163)       3,085,914         1,866,596        1,154,927
Accumulated net realized gain (loss) from investments                (1,608,577)         788,744        (1,738,729)         133,535
Net unrealized appreciation of investments                            9,854,300       27,887,633        16,189,408        8,950,917
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $152,406,868     $249,873,809      $146,900,086     $101,958,193
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                                N/A        1,000,000         Unlimited        Unlimited
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                            Statement of
                                  OPERATIONS Six Months Ended March 31, 2004 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,973,507      $ 9,601,708        $5,435,594       $3,668,188
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         428,515        1,190,483           692,197          480,183
Preferred shares - auction fees                                             N/A          155,801            86,486           58,911
Preferred shares - dividend disbursing agent fees                           N/A           20,055             5,014            5,014
Shareholders' servicing agent fees and expenses                          23,944           23,675             1,589              618
Custodian's fees and expenses                                            19,210           41,664            23,895           17,223
Directors'/Trustees' fees and expenses                                    2,007            4,695             2,701            1,864
Professional fees                                                        57,925           10,713            10,364            7,974
Shareholders' reports - printing and mailing expenses                    16,955           17,882             5,874              654
Stock exchange listing fees                                               7,762            7,762             5,545              286
Investor relations expense                                                9,008           18,175            10,242            7,211
Other expenses                                                            5,505           16,049             7,800            7,080
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                            570,831        1,506,954           851,707          587,018
   Custodian fee credit                                                  (2,376)          (5,512)           (3,595)          (6,061)
   Expense reimbursement                                                     --               --          (322,064)        (222,292)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            568,455        1,501,442           526,048          358,665
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,405,052        8,100,266         4,909,546        3,309,523
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                      600,724        1,370,839           423,269          153,603
Change in net unrealized appreciation (depreciation)
   of investments                                                     1,264,536        4,398,773         2,391,073        2,385,153
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,865,260        5,769,612         2,814,342        2,538,756
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A         (363,789)         (264,069)        (179,180)
From accumulated net realized gains from investments                        N/A         (186,069)               --          (19,972)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A         (549,858)         (264,069)        (199,152)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                            $5,270,312      $13,320,020        $7,459,819       $5,649,127
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                                                        NEW YORK VALUE (NNY)        NEW YORK PERFORMANCE PLUS (NNP)
                                                                ----------------------------------  --------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                                                         3/31/04           9/30/03           3/31/04        9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 3,405,052       $ 6,582,970       $ 8,100,266   $ 16,469,393
Net realized gain (loss) from investments                                600,724        (1,469,045)        1,370,839      4,720,522
Change in net unrealized appreciation
   (depreciation) of investments                                       1,264,536        (1,291,042)        4,398,773     (9,861,815)
Distributions to Preferred Shareholders:
   From net investment income                                                N/A               N/A          (363,789)      (848,395)
   From accumulated net realized gains from investments                      N/A               N/A          (186,069)      (366,125)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       5,270,312         3,822,883       13,320,020      10,113,580
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (3,281,121)       (6,985,610)      (7,595,805)    (14,769,213)
From accumulated net realized gains from investments                          --               --        (3,791,706)     (3,458,002)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (3,281,121)       (6,985,610)     (11,387,511)    (18,227,215)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --                --               --              --
   Net proceeds from shares issued to
      shareholders due to reinvestment of distributions                       --                --          164,760              --
Net proceeds from sale of Preferred shares                                   N/A               N/A               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                            --                --          164,760              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         1,989,191        (3,162,727)       2,097,269      (8,113,635)
Net assets applicable to Common
   shares at the beginning of year                                   150,417,677       153,580,404      247,776,540     255,890,175
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
      shares at the end of year                                     $152,406,868      $150,417,677     $249,873,809    $247,776,540
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $   (247,163)     $   (371,094)    $  3,085,914    $  2,945,242
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

Statement of
      CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                              NEW YORK                           NEW YORK
                                                                      DIVIDEND ADVANTAGE (NAN)           DIVIDEND ADVANTAGE 2 (NXK)
                                                                ----------------------------------  --------------------------------
                                                                SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                                                         3/31/04           9/30/03           3/31/04        9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 4,909,546       $ 9,858,314       $ 3,309,523    $ 6,717,037
Net realized gain (loss) from investments                                423,269            91,826           153,603        332,133
Change in net unrealized appreciation
   (depreciation) of investments                                       2,391,073        (2,353,756)        2,385,153     (1,502,389)
Distributions to Preferred Shareholders:
   From net investment income                                           (264,069)         (666,154)         (179,180)      (423,000)
   From accumulated net realized gains from investments                       --                --           (19,972)       (47,699)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       7,459,819         6,930,230         5,649,127      5,076,082
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (4,548,118)       (8,692,896)       (3,081,579)    (5,883,129)
From accumulated net realized gains from investments                          --                --          (312,224)      (413,137)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (4,548,118)       (8,692,896)       (3,393,803)    (6,296,266)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --                --             1,664             --
   Net proceeds from shares issued to
      shareholders due to reinvestment of distributions                  102,541            49,603                --             --
Net proceeds from sale of Preferred shares                                    --                --                --         35,208
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                       102,541            49,603             1,664         35,208
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         3,014,242        (1,713,063)        2,256,988     (1,184,976)
Net assets applicable to Common
   shares at the beginning of year                                   143,885,844       145,598,907        99,701,205    100,886,181
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of year                                        $146,900,086      $143,885,844      $101,958,193   $ 99,701,205
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of year                                        $  1,866,596      $  1,769,237      $  1,154,927   $  1,106,163
====================================================================================================================================


                                 See accompanying notes to financial statements.

                            Notes to
                                   FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2004, there were no such outstanding purchase commitments in any of the funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)


Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                               NEW YORK    NEW YORK     NEW YORK
                                            PERFORMANCE    DIVIDEND     DIVIDEND
                                                   PLUS   ADVANTAGE  ADVANTAGE 2
                                                  (NNP)       (NAN)        (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                       1,600          --           --
   Series T                                         800          --           --
   Series W                                       2,000          --        1,880
   Series TH                                         --          --           --
   Series F                                         572       2,760           --
--------------------------------------------------------------------------------
Total                                             4,972       2,760        1,880
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                              NEW YORK
                                              NEW YORK VALUE (NNY)     PERFORMANCE PLUS (NNP)
                                            -----------------------    ----------------------
                                            SIX MONTHS         YEAR    SIX MONTHS        YEAR
                                                 ENDED        ENDED         ENDED       ENDED
                                               3/31/04      9/30/03       3/31/04     9/30/03
---------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions             --           --         9,801          --
=============================================================================================
                                                   NEW YORK                     NEW YORK
                                           DIVIDEND ADVANTAGE (NAN)    DIVIDEND ADVANTAGE 2 (NXK)
                                           ------------------------    --------------------------
                                            SIX MONTHS         YEAR    SIX MONTHS            YEAR
                                                 ENDED        ENDED         ENDED           ENDED
                                               3/31/04      9/30/03       3/31/04         9/30/03
-------------------------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions          6,282        3,056          --                --
=================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended March 31, 2004, were as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Purchases                      $7,893,773  $ 9,162,802   $9,621,017   $5,787,280
Sales and maturities            8,306,416   14,587,428    7,880,597    4,367,112
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2004, the cost of investments were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Cost of investments       $140,212,922  $340,393,522  $196,675,568  $137,378,248
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2004, were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation            $11,336,884   $29,549,838   $16,558,518   $9,210,768
   Depreciation             (1,269,484)   (1,399,167)     (272,114)    (216,607)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments          $10,067,400   $28,150,671   $16,286,404   $8,994,161
================================================================================


The tax components of undistributed net investment income and net realized gains at September 30, 2003, the Funds' last fiscal year end, were as follows:

                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Undistributed net
   tax-exempt income               $--    $3,953,186    $2,441,122    $1,586,515
Undistributed net
   ordinary income *                --        11,164         3,242         5,285
Undistributed net
   long-term capital gains          --     3,395,680            --       308,536
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                            Notes to
                                FINANCIAL STATEMENTS (Unaudited) (continued)


The tax character of distributions paid during the fiscal year ended September 30, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:



                                            NEW YORK      NEW YORK      NEW YORK
                              NEW YORK   PERFORMANCE      DIVIDEND      DIVIDEND
                                 VALUE          PLUS     ADVANTAGE   ADVANTAGE 2
                                 (NNY)         (NNP)         (NAN)         (NXK)
--------------------------------------------------------------------------------
Distributions from
   net tax-exempt income    $7,004,717   $15,549,877    $9,286,554    $6,256,867
Distributions from
   net ordinary income *         3,573        31,448            --        55,261
Distributions from net
   long-term capital gains          --     3,824,127            --       410,071
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        NEW YORK
                                                           NEW YORK     DIVIDEND
                                                              VALUE    ADVANTAGE
                                                              (NNY)        (NAN)
--------------------------------------------------------------------------------
Expiration year:
   2008                                                    $379,371   $  453,530
   2009                                                     120,870    1,678,473
--------------------------------------------------------------------------------
Total                                                      $500,241   $2,132,003
================================================================================


The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through September 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year.

                                                                        NEW YORK
                                                           NEW YORK     DIVIDEND
                                                              VALUE    ADVANTAGE
                                                              (NNY)        (NAN)
--------------------------------------------------------------------------------
                                                         $1,709,060      $30,481
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New York Value's (NNY) investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., the Fund pays an annual management fee, payable monthly, of .35% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under New York Performance Plus's (NNP) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of the Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under New York Dividend Advantage's (NAN) and New York Dividend Advantage 2's
(NXK) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
JULY 31,                                          JULY 31,
--------------------------------------------------------------------------------

1999*                       .30%                       2005                 .25%
2000                        .30                        2006                 .20
2001                        .30                        2007                 .15
2002                        .30                        2008                 .10
2003                        .30                        2009                 .05
2004                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                         MARCH 31,
--------------------------------------------------------------------------------
2001*                       .30%                       2007                 .25%
2002                        .30                        2008                 .20
2003                        .30                        2009                 .15
2004                        .30                        2010                 .10
2005                        .30                        2011                 .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 3, 2004, to shareholders of record on April 15, 2004, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0355       $.0845       $.0825       $.0795
================================================================================

                             Financial
                                     HIGHLIGHTS (Unaudited)

            Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                               Less Distributions
                                  ---------------------------------------------------------------   --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from             From Net
                    Beginning                         Net      Investment         Capital           Investment    Capital
                       Common                   Realized/       Income to        Gains to            Income to   Gains to
                        Share            Net   Unrealized       Preferred       Preferred               Common     Common
                    Net Asset     Investment   Investment          Share-          Share-               Share-     Share-
                        Value         Income   Gain (Loss)        holders+        holders+  Total      holders    holders     Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                $ 9.95          $ .23       $  .12           $ N/A           $ N/A   $ .35       $ (.22)     $  --    $ (.22)
2003                    10.16            .44         (.19)            N/A             N/A     .25         (.46)        --      (.46)
2002                     9.86            .47          .32             N/A             N/A     .79         (.49)        --      (.49)
2001                     9.51            .50          .36             N/A             N/A     .86         (.51)        --      (.51)
2000                     9.53            .52         (.03)            N/A             N/A     .49         (.51)        --      (.51)
1999                    10.39            .51         (.76)            N/A             N/A    (.25)        (.51)      (.10)     (.61)

NEW YORK
PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                 16.57            .54          .37            (.02)           (.01)    .88         (.51)      (.25)     (.76)
2003                    17.11           1.10         (.34)           (.06)           (.02)    .68         (.99)      (.23)    (1.22)
2002                    15.95           1.13         1.07            (.11)             --    2.09         (.93)        --      (.93)
2001                    14.67           1.16         1.26            (.26)             --    2.16         (.88)        --      (.88)
2000                    14.65           1.23          .12            (.30)           (.02)   1.03         (.95)      (.06)    (1.01)
1999                    16.24           1.24        (1.56)           (.22)             --    (.54)       (1.03)        --     (1.03)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                 15.66            .53          .32            (.03)             --     .82         (.50)        --      (.50)
2003                    15.85           1.07         (.24)           (.07)             --     .76         (.95)        --      (.95)
2002                    14.86           1.07          .89            (.11)             --    1.85         (.86)        --      (.86)
2001                    13.42           1.08         1.40            (.24)             --    2.24         (.80)        --      (.80)
2000                    13.27           1.08          .18            (.29)             --     .97         (.82)        --      (.82)
1999(a)                 14.33            .27         (.95)           (.05)             --    (.73)        (.21)        --      (.21)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                 15.44            .51          .40            (.03)             --     .88         (.48)      (.05)     (.53)
2003                    15.62           1.04         (.18)           (.07)           (.01)    .78         (.91)      (.06)     (.97)
2002                    14.55           1.04          .99            (.11)             --    1.92         (.85)        --      (.85)
2001(b)                 14.33            .44          .33            (.07)             --     .70         (.35)        --      (.35)
====================================================================================================================================

                                                                    Total Returns
                                                                -------------------
                                                                            Based
                          Offering                                             on
                         Costs and       Ending                            Common
                         Preferred       Common                  Based      Share
                             Share        Share      Ending         on        Net
                      Underwriting    Net Asset      Market     Market      Asset
                         Discounts        Value       Value      Value**    Value**
===================================================================================
NEW YORK VALUE (NNY)
-----------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                       $ --       $10.08    $ 9.4200       5.84%      3.52%
2003                            --         9.95      9.1100       1.65       2.59
2002                            --        10.16      9.4200       4.55       8.26
2001                            --         9.86      9.4900      14.66       9.23
2000                            --         9.51      8.7500       6.17       5.29
1999                            --         9.53      8.7500      (8.04)     (2.58)

NEW YORK
PERFORMANCE PLUS (NNP)
-----------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                         --        16.69     16.8600      12.63       5.42
2003                            --        16.57     15.6600       1.88       4.25
2002                            --        17.11     16.6000      14.44      13.65
2001                            --        15.95     15.3900      15.56      15.01
2000                            --        14.67     14.1250       (.71)      7.45
1999                          (.02)       14.65     15.3125      (8.25)     (3.65)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
-----------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                         --        15.98     16.2100      10.81       5.27
2003                            --        15.66     15.0900       3.86       5.04
2002                            --        15.85     15.4700      13.57      12.95
2001                            --        14.86     14.4400      24.06      16.98
2000                            --        13.42     12.3125      (8.62)      7.82
1999(a)                       (.12)       13.27     14.3750      (2.76)     (5.93)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
-----------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                         --        15.79     15.8100      12.46       5.75
2003                           .01        15.44     14.5500       5.35       5.39
2002                            --        15.62     14.7800       8.48      13.67
2001(b)                       (.13)       14.55     14.4600      (1.29)      4.02
===================================================================================

                                                            Ratios/Supplemental Data
                        --------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement      After Credit/Reimbursement***
                                       -------------------------------    -----------------------------
                                                        Ratio of Net                    Ratio of Net
                                         Ratio of         Investment        Ratio of      Investment
                             Ending      Expenses          Income to        Expenses       Income to
                                Net    to Average            Average      to Average         Average
                             Assets    Net Assets         Net Assets      Net Assets      Net Assets
                         Applicable    Applicable         Applicable      Applicable      Applicable      Portfolio
                          to Common     to Common          to Common       to Common       to Common       Turnover
                        Shares (000)       Shares++           Shares++        Shares++        Shares++         Rate
====================================================================================================================
NEW YORK VALUE (NNY)
--------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                    $152,407           .75%*             4.48%*           .75%*          4.48%*            5%
2003                        150,418           .88               4.37             .87            4.38             10
2002                        153,580           .79               4.76             .78            4.76             11
2001                        149,138           .76               5.13             .74            5.15             23
2000                        143,843           .74               5.52             .73            5.53             33
1999                        144,079           .74               5.10             .74            5.10             19

NEW YORK
PERFORMANCE
PLUS (NNP)
--------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                     249,874          1.21*              6.48*           1.20*           6.48*             2
2003                        247,777          1.22               6.67            1.21            6.67             14
2002                        255,890          1.24               7.08            1.23            7.09             19
2001                        238,599          1.29               7.47            1.28            7.49             19
2000                        219,427          1.29               8.61            1.27            8.63             44
1999                        218,751          1.20               7.89            1.19            7.90             22

NEW YORK DIVIDEND
ADVANTAGE (NAN)
--------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                     146,900          1.17*              6.27*            .72*           6.72*             4
2003                        143,886          1.19               6.50             .74            6.95              8
2002                        145,599          1.21               6.76             .75            7.22             11
2001                        136,441          1.25               7.01             .78            7.49             18
2000                        123,171          1.31               7.89             .79            8.42             19
1999(a)                     121,801          1.10*              5.36*            .65*           5.81*            25

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
--------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2004(c)                     101,958          1.16*              6.07*            .71*           6.52*             3
2003                         99,701          1.19               6.41             .75            6.85              8
2002                        100,886          1.21               6.69             .74            7.16             16
2001(b)                      93,965          1.12*              5.63*            .69*           6.06*            11
====================================================================================================================

                                Preferred Shares at End of Period
                          -------------------------------------------
                            Aggregate     Liquidation
                               Amount      and Market           Asset
                          Outstanding           Value        Coverage
                                 (000)      Per Share       Per Share
======================================================================
NEW YORK VALUE (NNY)
----------------------------------------------------------------------
Year Ended 9/30:
2004(c)                      $    N/A         $   N/A         $   N/A
2003                              N/A             N/A             N/A
2002                              N/A             N/A             N/A
2001                              N/A             N/A             N/A
2000                              N/A             N/A             N/A
1999                              N/A             N/A             N/A

NEW YORK
PERFORMANCE
PLUS (NNP)
----------------------------------------------------------------------
Year Ended 9/30:
2004(c)                       124,300          25,000          75,256
2003                          124,300          25,000          74,834
2002                          124,300          25,000          76,466
2001                          124,300          25,000          72,988
2000                          124,300          25,000          69,132
1999                          124,300          25,000          68,997

NEW YORK DIVIDEND
ADVANTAGE (NAN)
----------------------------------------------------------------------
Year Ended 9/30:
2004(c)                        69,000          25,000          78,225
2003                           69,000          25,000          77,133
2002                           69,000          25,000          77,753
2001                           69,000          25,000          74,435
2000                           69,000          25,000          69,627
1999(a)                        69,000          25,000          69,131

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
----------------------------------------------------------------------
Year Ended 9/30:
2004(c)                        47,000          25,000          79,233
2003                           47,000          25,000          78,033
2002                           47,000          25,000          78,663
2001(b)                        47,000          25,000          74,981
======================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period May 26, 1999 (commencement of operations) through September 30,1999.
(b) For the period March 27, 2001 (commencement of operations) through September 30, 2001.
(c)  For the six months ended March 31, 2004.


                                 See accompanying notes to financial statements.

                                  42-43 SPREAD

Build Your Wealth
       AUTOMATICALLY



SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION



BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow NXK at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended March 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-A-0304D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 9, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: June 9, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: June 9, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.